United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on August 17, 2011

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$270,687,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

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FORM 13F INFORMATION TA	BLE

TI	TLE	OF	VALUE	SHRS OR	SH /PUT/	INVESTMENT	OTHER    VOTING AU	THORITY
NAME OF INSURER	CLA	SS   CUSSIP	(X$1000)	PRN AMT	PRNCALL	DISCRETION	MANAGERS    SOLE	SHARED	NONE
Abbott Laboratories	com	2824100	5,269	100,127	SH	sole	100,127	0	0
Allstate Corp	com	20002101	4,496	147,265	SH	sole	147,265	0	0
American Express Co	com	25816109	6,750	130,566	SH	sole	130,566	0	0
Apollo Group Inc	com	37604105	15,840	362,646	SH	sole	362,646	0	0
Bank of America	com	60505104	114	10,357	SH	sole	10,357	0	0
Becton Dickinson & Co	com	75887109	10,229	118,702	SH	sole	118,702	0	0
Citigroup Inc	com	172967424	24,693	593,012	SH	sole	593,012	0	0
Coca-Cola Co.	com	191216100	224	3,325	SH	sole	3,325	0	0
Colgate Palmolive Co	com	194162103	581	6,644	SH	sole	6,644	0	0
Comcast Corp	com	20030n200	19,571	807,705	SH	sole	807,705	0	0
Denny's Corp	com	24869p104	54	14,000	SH	sole	14,000	0	0
Exxon Mobil Corp	com	30231G102	3,152	38,732	SH	sole	38,732	0	0
General Electric Co.	com	369604103	190	10,100	SH	sole	10,100	0	0
Health Discovery Corp	com	42218r100	115	1,175,693	SH	sole	1,175,693	0	0
Intel Corp	com	458140100	15,809	713,421	SH	sole	713,421	0	0
ITT Educational Svcs	com	45068b109	6,659	85,105	SH	sole	85,105	0	0
Johnson & Johnson	com	478160104	14,932	224,475	SH	sole	224,475	0	0
Legg Mason Inc	com	524901105	13,277	405,278	SH	sole	405,278	0	0
Masco Corp	com	574599106	2,749	228,520	SH	sole	228,520	0	0
McCormick & Co	com	579780206	5,639	113,753	SH	sole	113,753	0	0
McGraw-Hill Co.	com	580645109	16,771	400,169	SH	sole	400,169	0	0
Medtronic Inc	com	585055106	9,894	256,789	SH	sole	256,789	0	0
Merck & Company	com	58933Y105	5,199	147,316	SH	sole	147,316	0	0
Microsoft Corp	com	594918104	16,351	628,894	SH	sole	628,894	0	0
Nestle Sa	com	641069406	12,592	202,920	SH	sole	202,920	0	0
Pepsico Inc	com	713448108	12,354	175,407	SH	sole	175,407	0	0
Philip Morris	com	718172109	5,613	84,064	SH	sole	84,064	0	0
Power 3 Medical	com	73936a103	2	270,000	SH	sole	270,000	0	0
Primerica Inc.	com	74164m108	860	39,146	SH	sole	39,146	0	0
Proctor & Gamble	com	742718109	9,674	152,175	SH	sole	152,175	0	0
Provectus Pharmaceuti	com	74373f100	20	20,000	SH	sole	20,000	0	0
Sysco Corp.	com	871829107	2,379	76,294	SH	sole	76,294	0	0
Travelers Cos Inc	com	8.94E+113	5,036	86,268	SH	sole	86,268	0	0
Unitedhealth Group In	com	91324p102	6,743	130,730	SH	sole	130,730	0	0
Wal-Mart Stores	com	931142103	16,856	317,200	SH	sole	317,200	0	0
